New Accounting Standards (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liability as of January 1,2019	$ 1,446,000	$ 1,883,000
Increase Decrease Due To Application Of Ifrs 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Lease commitments as at December 31, 2018	1,440,000
Less: Short-term commitments	(50,000)
Add: Operating lease obligations on adoption of IFRS 16	1,048,000
Lease Commitments after adjustments	2,438,000
Impact of discounting	(555,000)
Lease liability as of January 1,2019	$ 1,883,000